Quarterly Holdings Report
for
Fidelity® Natural Resources Fund
November 30, 2024
NAT-NPRT3-0125
1.810716.120
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 1.8%
Materials - 1.8%
Metals & Mining - 1.8%
Wheaton Precious Metals Corp (United States)	175,350	10,929,566
CANADA - 36.2%
Energy - 25.7%
Oil, Gas & Consumable Fuels - 25.7%
Africa Oil Corp	8,443,800	11,820,898
Athabasca Oil Corp (b)	5,792,266	21,203,074
Cameco Corp (United States)	177,600	10,558,320
Imperial Oil Ltd (a)	757,900	55,898,542
MEG Energy Corp	1,751,739	31,567,712
South Bow Corp	443,113	11,558,506
South Bow Corp (United States)	127,020	3,308,871
TC Energy Corp (United States) (a)	299,500	14,654,535
		160,570,458
Materials - 10.5%
Metals & Mining - 10.3%
Agnico Eagle Mines Ltd/CA (United States)	216,800	18,302,256
Alamos Gold Inc Class A (United States)	257,300	4,842,386
Altius Minerals Corp (a)	199,500	3,786,090
Capstone Copper Corp (b)	376,300	2,577,563
Franco-Nevada Corp	57,600	7,075,907
Ivanhoe Mine Ltd Class A (a)(b)	1,084,700	14,712,655
Teck Resources Ltd Class B (United States)	275,900	12,879,012
		64,175,869
Paper & Forest Products - 0.2%
Interfor Corp (b)	86,400	1,255,224
TOTAL MATERIALS		65,431,093

TOTAL CANADA		226,001,551
GHANA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Kosmos Energy Ltd (a)(b)	940,100	3,703,994
PORTUGAL - 4.2%
Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Galp Energia SGPS SA	1,608,000	26,436,961
UNITED KINGDOM - 1.3%
Energy - 1.3%
Energy Equipment & Services - 1.3%
TechnipFMC PLC	257,700	8,084,049
UNITED STATES - 52.9%
Energy - 44.4%
Energy Equipment & Services - 1.1%
Kodiak Gas Services Inc	27,396	1,107,894
Weatherford International PLC	71,364	5,873,257
		6,981,151
Oil, Gas & Consumable Fuels - 43.3%
CONSOL Energy Inc	11,900	1,555,330
DT Midstream Inc	65,100	6,908,412
Energy Transfer LP	291,900	5,797,134
Expand Energy Corp	117,683	11,645,910
Exxon Mobil Corp	1,130,659	133,372,536
Marathon Petroleum Corp	88,200	13,772,430
Shell PLC ADR	855,200	55,365,648
Targa Resources Corp	75,400	15,404,220
Valero Energy Corp	187,000	26,007,960
		269,829,580
TOTAL ENERGY		276,810,731

Materials - 8.5%
Construction Materials - 1.0%
Martin Marietta Materials Inc	10,200	6,120,000
Containers & Packaging - 6.8%
AptarGroup Inc	96,800	16,742,528
Avery Dennison Corp	34,300	7,064,085
Crown Holdings Inc	62,500	5,755,625
International Paper Co	218,300	12,842,589
		42,404,827
Metals & Mining - 0.7%
Arch Resources Inc Class A	4,300	739,256
Hecla Mining Co	702,400	3,877,248
		4,616,504
TOTAL MATERIALS		53,141,331

TOTAL UNITED STATES		329,952,062
ZAMBIA - 2.7%
Materials - 2.7%
Metals & Mining - 2.7%
First Quantum Minerals Ltd (b)	1,216,000	16,641,234
TOTAL COMMON STOCKS (Cost $446,609,881)		621,749,417

Money Market Funds - 10.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.64	1,878,109	1,878,485
Fidelity Securities Lending Cash Central Fund (c)(d)	4.64	62,443,936	62,450,180
TOTAL MONEY MARKET FUNDS (Cost $64,328,665)			64,328,665

TOTAL INVESTMENT IN SECURITIES - 110.0% (Cost $510,938,546)	686,078,082
NET OTHER ASSETS (LIABILITIES) - (10.0)%	(62,141,077)
NET ASSETS - 100.0%	623,937,005

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	7,576,529	119,753,743	125,452,062	154,111	275	-	1,878,485	0.0%
Fidelity Securities Lending Cash Central Fund	23,963,865	274,955,439	236,469,124	47,342	-	-	62,450,180	0.2%
Total	31,540,394	394,709,182	361,921,186	201,453	275	-	64,328,665

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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